Income Tax Expense - Schedule of Reconciliation from Operating Profit to Current Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation from Operating Profit to Current Income Tax Expenses [Abstract]
Profit/(loss) before income tax	$ (638,759)	$ (260,508)	$ 71,027
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax expense/(benefit) computed at the PRC statutory tax rate	$ (159,690)	$ (65,127)	$ 17,757
Effect of true-up on NOL	11,107		(10,863)
Effect of preferential tax rate	140,453	52,102	(15,982)
Additional deduction for R&D expenses	(1,913)	(3,634)	(4,128)
Non-deductible expenses	1,839	164	263
Changes in valuation allowance	30,033
Impact of changes in tax rates		(2,796)
Income tax (benefit)/ expense	$ 21,829	$ (19,291)	$ (12,953)
Effective tax rates	(3.42%)	7.41%	(18.24%)